Other Receivables, Net (Tables)	6 Months Ended
Dec. 31, 2025
Other Receivables, Net [Abstract]
Schedule of Other Receivables, Net

Other receivables, net consist of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Consideration receivable from share issuance (i)	-	145,387
Consideration receivable disposal of an investment (ii)	-	82,597
Loans to a third party	29,152	-
Deposit	-	409
Advances to staff (iii)	-	494
Other	284	2,390
Total	29,436	231,277

(i)	Amount represents the receivable from certain investors in connection with a private placement completed in July 2025, pursuant to which the Company issued 10,000,000 Class A ordinary shares and warrants to purchase up to 20,000,000 additional Class A ordinary shares. The consideration was subsequently settled in full in June 2026.

(ii)	Amounts represented the receivable from the sale of the Company's equity investment in AIFU Inc. The consideration was settled in full in June 2026.

(iii)	Amounts represented advances to staff of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.